Concentrations	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations

Note 16 – Concentrations

Concentration of Credit Risk

Financial instruments, which potentially subject the Company to a concentration of credit risk, consist principally of temporary cash investments. There have been no losses in these accounts through December 31, 2020.